INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2014
INCOME TAXES [Abstract]
Components of Deferred Tax Assets and Liabilities
	As of December 31,
	2013	2014

Current deferred tax assets
Accrued expenses	$298,992	$616,812
Less: valuation allowance	(298,992)	(616,812)

Current deferred tax assets, net	$-	$-

Non-current deferred tax assets
Net operating loss carry forwards	116,765	2,100,763
Less: valuation allowance	(116,765)	(2,100,763)

Non-current deferred tax assets, net	$-	$-

Income Taxes Expense
	For the years ended December 31,
	2012	2013	2014

Current	$3,558,263	$722,971	$1,047,999
Deferred	(67,421)	(10,569)	-

Total	$3,490,842	$712,402	$1,047,999

Effective Tax Rate

	For the years ended December 31,
	2012	2013	2014
	%	%	%

Applicable rate for reconciliation purpose (note)	25	25	25
Effect of tax holiday granted to PRC entities	(7.6)	(6.5)	(7.4)
Effect on tax rates in different tax jurisdiction	12.5	(2.3)	(7.1)
Tax effect of expenses that are not deductible in determining taxable profit (note)	3.1	1.1	1.0
Tax effect of allowable special deduction in determining taxable profit (note)	(20.5)	(14.9)	(16.8)
Change in valuation allowance	(0.6)	0.9	9.7

Effective tax rate for the year	11.9	3.3	4.4

Note:
The domestic tax rate in the jurisdiction where the operation of the Company is substantially based is used. Expenses that are not deductible included accrued salary and accrued bonus which exceeded the upper limit of deduction under the EIT Law. Special deduction is an extra 50% deduction allowable under the EIT Law in respect of qualifying product development expense incurred.

Tax Holidays
	For the years ended December 31,
	2012	2013	2014

Increase in income tax expense	$2,207,096	$1,399,105	$1,758,665

Impact on net income per ordinary share-basic	$0.00	$0.00	$0.00

Impact on net income per ordinary share-diluted	$0.00	$0.00	$0.00